Summary of Significant Accounting Policies (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023
Shares of contingently issuable common stock	60,000,000	60,000,000	60,000,000	60,000,000	60,000,000
Warrants
Number of shares excluded from the calculation of income per share because their inclusion would be anti-dilutive					9,920,000
Restricted shares
Number of shares excluded from the calculation of income per share because their inclusion would be anti-dilutive					260,000
Class A common stock | Warrants
Number of shares excluded from the calculation of income per share because their inclusion would be anti-dilutive			9,920,000